Lease - Maturities of operating and finance lease liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Operating lease
2020				¥ 716,289
2021				574,702
2022				466,041
2023				332,357
2024				173,133
Thereafter				254,607
Total minimum lease payments				2,517,129
Less: Interest				310,010
Present value of lease obligations				2,207,119
Less: Current portion			$ 87,441	608,747
Long-term portion of lease obligations			$ 229,592	1,598,372
Finance lease
2020				50,043
2021				36,585
2022				28,206
2023				20,042
2024				7,858
Total minimum lease payments				142,734
Less: Interest				13,610
Present value of lease obligations				129,124
Current portion of finance lease liabilities				40,334
Long-term portion of lease obligations				88,790
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2019	¥ 393,734
2020	457,892
2021	444,909
Thereafter	1,091,911
Total minimum lease payments	2,388,446			¥ 33,580
Lease expense under ASC 840	¥ 490,936	¥ 228,478